Derivative Financial Instruments - Details of quantitative disclosure of debt cash flow's maturities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
2018 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 125,130,842	$ 148,350,783
2018 [member] | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	53,465,817	15,759,027
2018 [member] | Fixed rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		517,286
2018 [member] | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	1,043	26,006,880
2018 [member] | Fixed rate (Swiss Francs)) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	4,565,075
2018 [member] | Fixed rate (Australian dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		2,232,195
2018 [member] | Fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	58,031,935	44,515,388
2018 [member] | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	58,364,536	38,811,320
2018 [member] | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	8,734,371	65,024,075
2018 [member] | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	67,098,907	103,835,395
2019 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	159,403,398	127,349,970
2019 [member] | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	59,498,256	86,161,096
2019 [member] | Fixed rate (UDIs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	18,477,076
2019 [member] | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	32,042,196
2019 [member] | Fixed rate (Swiss Francs)) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	6,088,686	4,539,022
2019 [member] | Fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	116,106,214	90,700,118
2019 [member] | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	15,302,101	27,907,661
2019 [member] | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	27,995,083	8,742,191
2019 [member] | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	43,297,184	36,649,852
2020 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	209,915,748	162,209,245
2020 [member] | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	60,290,621	65,642,616
2020 [member] | Fixed rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	10,033,017
2020 [member] | Fixed rate (UDIs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	4,764,175	17,319,897
2020 [member] | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	30,801,894	29,198,138
2020 [member] | Fixed rate (Swiss Francs)) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	12,149,953	6,056,338
2020 [member] | Fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	118,039,660	118,216,989
2020 [member] | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	62,289,546	15,984,547
2020 [member] | Variable rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	11,244,800
2020 [member] | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	18,341,742	28,007,709
2020 [member] | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	91,876,088	43,992,256
2021 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	185,307,669	199,534,891
2021 [member] | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	95,232,448	62,440,943
2021 [member] | Fixed rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	20,376,655	10,048,950
2021 [member] | Fixed rate (UDIs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	3,874,313	4,464,787
2021 [member] | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	41,508,857	28,061,554
2021 [member] | Fixed rate (Swiss Francs)) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	3,046,567	12,102,748
2021 [member] | Fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	164,038,840	117,118,982
2021 [member] | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	12,809,666	52,726,647
2021 [member] | Variable rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		11,341,440
2021 [member] | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	8,459,163	18,347,822
2021 [member] | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	21,268,829	82,415,909
2022 thereafter [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	158,761,145	147,813,212
2022 thereafter [member] | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	84,076,050	98,858,992
2022 thereafter [member] | Fixed rate (Pounds) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	9,345,839
2022 thereafter [member] | Fixed rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	1,999,098	20,457,671
2022 thereafter [member] | Fixed rate (UDIs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		3,630,557
2022 thereafter [member] | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	23,655,950
2022 thereafter [member] | Fixed rate (Swiss Francs)) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		3,031,480
2022 thereafter [member] | Fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	119,076,937	125,978,700
2022 thereafter [member] | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	31,289,725	13,366,336
2022 thereafter [member] | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	8,394,483	8,468,176
2022 thereafter [member] | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	39,684,208	21,834,512
Maturity Period Eight [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	1,167,277,644	1,170,097,223
Maturity Period Eight [member] | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	808,836,547	826,093,574
Maturity Period Eight [member] | Fixed rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	19,296,607	19,459,306
Maturity Period Eight [member] | Fixed rate (Pounds) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	11,952,816	8,825,434
Maturity Period Eight [member] | Fixed rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	88,349,072	90,393,507
Maturity Period Eight [member] | Fixed rate (UDIs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	30,081,647	28,288,180
Maturity Period Eight [member] | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	171,255,634	123,886,644
Maturity Period Eight [member] | Fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	1,129,772,323	1,096,946,645
Maturity Period Eight [member] | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	18,379,557	45,385,885
Maturity Period Eight [member] | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	19,125,764	27,764,693
Maturity Period Eight [member] | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	37,505,321	73,150,578
Net Carrying Amount [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	2,005,796,446	1,955,355,324
Net Carrying Amount [member] | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 1,161,399,739	$ 1,154,956,248
Average interest rate (%)	5.7747%	5.6541%
Net Carrying Amount [member] | Fixed rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 19,296,607	$ 19,976,592
Average interest rate (%)	1.3485%	1.3665%
Net Carrying Amount [member] | Fixed rate (Pounds) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 21,298,655	$ 8,825,434
Average interest rate (%)	5.7246%	8.25%
Net Carrying Amount [member] | Fixed rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 120,757,842	$ 120,900,128
Average interest rate (%)	7.4876%	7.4878%
Net Carrying Amount [member] | Fixed rate (UDIs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 57,197,211	$ 53,703,421
Average interest rate (%)	2.7458%	4.0559%
Net Carrying Amount [member] | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 299,265,574	$ 207,153,216
Average interest rate (%)	3.6736%	3.9581%
Net Carrying Amount [member] | Fixed rate (Swiss Francs)) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 25,850,281	$ 25,729,588
Average interest rate (%)	1.8387%	1.8385%
Net Carrying Amount [member] | Fixed rate (Australian dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		$ 2,232,195
Average interest rate (%)		6.125%
Net Carrying Amount [member] | Fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 1,705,065,909	$ 1,593,476,822
Net Carrying Amount [member] | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	198,435,131	194,182,396
Net Carrying Amount [member] | Variable rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	11,244,800	11,341,440
Net Carrying Amount [member] | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	91,050,606	156,354,666
Net Carrying Amount [member] | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	300,730,537	361,878,502
Fair value [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	2,153,383,220	1,988,275,614
Fair value [member] | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	1,213,404,769	1,137,936,275
Fair value [member] | Fixed rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	18,040,398	17,336,203
Fair value [member] | Fixed rate (Pounds) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	24,381,394	11,373,345
Fair value [member] | Fixed rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	171,683,692	160,930,040
Fair value [member] | Fixed rate (UDIs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	56,536,905	50,809,979
Fair value [member] | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	330,573,998	216,100,006
Fair value [member] | Fixed rate (Swiss Francs)) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	26,957,785	26,469,543
Fair value [member] | Fixed rate (Australian dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		2,346,390
Fair value [member] | Fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	1,841,578,940	1,623,301,781
Fair value [member] | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	206,254,219	195,838,382
Fair value [member] | Variable rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	11,361,079	11,025,531
Fair value [member] | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	94,188,981	158,109,920
Fair value [member] | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 311,804,280	$ 364,973,833